Private Placement Warrants (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Private Placement Warrants [Member]
Private Placement Warrants (Details) [Line Items]
Purchase of warrants (in Shares) | shares	6,266,667
Warrant exercise price	$ 1.5
Aggregate purchase price (in Dollars) | $	$ 9,400,000
Class A Ordinary Shares [Member]
Private Placement Warrants (Details) [Line Items]
Warrant exercise price	$ 11.5